Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
On December 31, 2015, the Company completed the annual reviews of the carrying value of goodwill in its E&P Technology and Services and Optimization Software & Services reporting units and noted no impairments. The quantitative assessment indicated that the fair values of its E&P Technology and Services and Optimization Software & Services reporting units exceeded their carrying values.
In 2014, the Company recorded an impairment charge of $21.9 million related to its goodwill in its Devices reporting unit. For goodwill testing purposes, the litigation contingency accrual of $123.8 million as of December 31, 2014 was assigned to this reporting unit. Based on this accrual and the recording of a valuation allowance on substantially all of the Company’s net deferred tax assets, this reporting unit’s carrying value was negative as of December 31, 2014. The negative carrying value required the Company to perform step 2 of the impairment test on Devices; the test determined that the goodwill associated with the Devices reporting unit was impaired. The Company also recorded a $1.4 million impairment of certain intangible assets related to customer relationship within the E&P Technology & Services segment at December 31, 2014.

The following is a summary of the changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2014 (in thousands):

	E&P Technology & Services	Optimization Software & Services	Devices	Total
Balance at January 1, 2014	$2,943	$25,949	$26,984	$55,876
Reduction due to sale of product line(1)	—	—	(5,100)	(5,100)
Impairment of goodwill	—	—	(21,884)	(21,884)
Impact of foreign currency translation adjustments	—	(1,504)	—	(1,504)
Balance at December 31, 2014	2,943	24,445	—	27,388
Impact of foreign currency translation adjustments	—	(1,114)	—	(1,114)
Balance at December 31, 2015	$2,943	$23,331	$—	$26,274

(1)    In connection with the Company’s sale of its Source product line in the second quarter of 2014, the Company reduced goodwill associated with the Devices reporting unit.